Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2022
Key Management Personnel Compensation [Abstract]
Summary of Remuneration Paid to KMP of Group

The totals of remuneration paid to KMP of the Group during the year are as follows:

	Year Ended June 30,
	2022	2021	2020
Short-term employee benefits	$4,392,815	$1,934,648	$1,868,521
Post-employment benefits	199,497	29,297	46,218
Termination benefits	—	75,000	—
Share-based compensation	16,857,548	4,575,735	6,878,627
Total KMP compensation	$21,449,860	$6,614,680	$8,793,366